Victory Investment Grade Convertible Fund Investment Strategy - Class A Shares Class I Shares [Member] - Victory Investment Grade Convertible Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objectives by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks. The Fund may invest in equity securities of foreign companies traded on U.S. exchanges, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).Under normal circumstances, the Fund will invest at least 80% of its assets in investment-grade securities, which are convertible into common stock, and synthetic convertible securities, which are derivative positions composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities. These investment-grade securities are those that are rated at the time of purchase within the four highest rating categories assigned by a Nationally Recognized Statistical Rating Organization, or if unrated, are securities that the Adviser determines to be of comparable or equivalent quality.The Fund may invest up to 20% of its net assets in below-investment-grade securities (sometimes referred to as “junk bonds) if the Adviser believes that the positive qualities of the security justify the potential risk. These securities are rated Ba, B, Caa, or lower by Moody’s and BB, B, CCC, or lower by S&P. The Fund also may purchase unrated securities with similar characteristics.The Adviser employs a bottom-up research process by identifying convertible securities that possess strong underlying equity potential, high quality financial characteristics and the opportunity for solid total return over a 12-18 month time horizon. The Adviser may sell a security when the underlying equity valuation changes due to a price change or change in fundamentals of the company, the underlying fixed income component has deteriorated or the convertible characteristics have changed.As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.